Filed Pursuant to Rule 497(e)
1933 Act File No. 333-108229
1940 Act File No. 811-21419

The Hennessy Funds Select Series
Institutional Class Shares

June 1, 2010

Supplement to the Institutional Class Shares Prospectus dated January 29, 2010

In connection with a change in portfolio managers, effective as of June 1, 2010, the following sections are replaced in their entirety as follows:

Portfolio Managers discussion for Hennessy Select SPARX Japan Fund on page 6:  “The portfolio managers of the Fund are Masakazu Takeda, who has been a portfolio manager of the Fund since November, 2006, and Tetsuya Hirano, who has been a portfolio manager of the Fund since June, 2010.”

Sub-Advisors discussion for SPARX Asset Management Co., Ltd. on page 8:  “The Manager has delegated the day-to-day management of the Hennessy Select SPARX Japan Fund to SPARX Asset Management Co., Ltd. (“SPARX”).  SPARX is a wholly-owned subsidiary of SPARX Group Co., Ltd., a publicly-listed company traded on JASDAQ.  Shuhei Abe founded SPARX Group in 1989, and is SPARX Group’s Chief Investment Officer.  In this capacity he is responsible for setting policy on general market trends, the investment research process, and the overall investment direction of SPARX’s Japan-focused asset management.  SPARX maintains offices at Gate City Ohsaki, East Tower 16F, 1-11-2 Ohsaki, Shinagawa-ku, Tokyo 141-0032, Japan, and  is registered with the Securities and Exchange Commission as an investment advisor. In addition, SPARX is registered with the Japanese authority to conduct investment management business, investment advisory and agency business, and second financial instruments business.”

Portfolio Managers discussion for Hennessy Select SPARX Japan Fund on page 8:   “The Portfolio Managers of the Hennessy Select SPARX Japan Fund are among the most respected and experienced Asia-based asset management specialists.  The reference below to the title “CMA” designates that individual as a Chartered Member of the Security Analysts Association of Japan.

Masakazu Takeda, CMA, has been a Portfolio Manager of the Hennessy Select SPARX Japan Fund since November, 2006, and has primary responsibility for the day-to-day management of the Fund’s portfolio.  He has been an analyst and fund manager with SPARX since 1999. Prior to joining SPARX, Masa was employed by the Long Term Credit Bank of Japan (currently Shinsei Bank) and LTCB Warburg (now UBS Securities).

Tetsuya Hirano, CMA, has been a Portfolio Manager of the Hennessy Select SPARX Japan Fund since June, 2010.  He joined SPARX in July, 2006.  Prior to joining SPARX, he worked at Nikko Asset Management (formerly Nikko Securities Investment Trust Management) as a member of the Japanese equity investment team, as an equity fund manager and as an international equities trader.”

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-108229
1940 Act File No. 811-21419

The Hennessy Funds Select Series
Original Class Shares

June 1, 2010

Supplement to the Original Class Shares Prospectus dated January 29, 2010

In connection with a change in portfolio managers, effective as of June 1, 2010, the following sections are replaced in their entirety as follows:

Portfolio Managers discussion for Hennessy Select SPARX Japan Fund on page 6:  “The portfolio managers of the Fund are Masakazu Takeda, who has been a portfolio manager of the Fund since November, 2006, and Tetsuya Hirano, who has been a portfolio manager of the Fund since June, 2010.”

Portfolio Managers discussion for Hennessy Select SPARX Japan Smaller Companies Fund on page 9: “The portfolio managers of the Fund are Tadahiro Fujimura, who has been a portfolio manager of the Fund since its inception, and Keitaro Kanai, who has been a portfolio manager of the Fund since June, 2010.”

Sub-Advisors discussion for SPARX Asset Management Co., Ltd. on page 11:  “The Manager has delegated the day-to-day management of the Hennessy Select SPARX Japan Fund and the Hennessy Select SPARX Japan Smaller Companies Fund to SPARX Asset Management Co., Ltd. (“SPARX”).  SPARX is a wholly-owned subsidiary of SPARX Group Co., Ltd., a publicly-listed company traded on JASDAQ.  Shuhei Abe founded SPARX Group in 1989, and is SPARX Group’s Chief Investment Officer.  In this capacity he is responsible for setting policy on general market trends, the investment research process, and the overall investment direction of SPARX’s Japan-focused asset management.  SPARX maintains offices at Gate City Ohsaki, East Tower 16F, 1-11-2 Ohsaki, Shinagawa-ku, Tokyo 141-0032, Japan, and is registered with the Securities and Exchange Commission as an investment advisor. In addition, SPARX is registered with the Japanese authority to conduct investment management business, investment advisory and agency business, and second financial instruments business.”

Portfolio Managers discussion for Hennessy Select SPARX Japan Fund and Hennessy Select SPARX Japan Smaller Companies Fund on page 11:   “The Portfolio Managers of the Hennessy Select SPARX Japan Fund and the Hennessy Select SPARX Japan Smaller Companies Fund are among the most respected and experienced Asia-based asset management specialists.  The reference below to the title “CMA” designates that individual as a Chartered Member of the Security Analysts Association of Japan.

Masakazu Takeda, CMA, has been a Portfolio Manager of the Hennessy Select SPARX Japan Fund since November, 2006, and has primary responsibility for the day-to-day management of the Fund’s portfolio.  He has been an analyst and fund manager with SPARX since 1999. Prior to joining SPARX, Masa was employed by the Long Term Credit Bank of Japan (currently Shinsei Bank) and LTCB Warburg (now UBS Securities).

Tetsuya Hirano, CMA, has been a Portfolio Manager of the Hennessy Select SPARX Japan Fund since June, 2010.  He joined SPARX in July, 2006.  Prior to joining SPARX, he worked at Nikko Asset Management (formerly Nikko Securities Investment Trust Management) as a member of the Japanese equity investment team, as an equity fund manager and as an international equities trader.

Tadahiro Fujimura, CFA and CMA, has been a Portfolio Manager of the Hennessy Select SPARX Japan Smaller Companies Fund since its inception, and has primary responsibility for the day-to-day management of the Fund’s portfolio.  He acts as head of the Investment & Research Division at SPARX and is responsible for overseeing Japanese Mid and Small Cap Strategies. Prior to joining SPARX, he was chief portfolio manager of the small cap investment team at Nikko Investment Trust & Management (currently Nikko Asset Management).

Keitaro Kanai, CMA, has been a Portfolio Manager of the Hennessy Select SPARX Japan Smaller Companies Fund since June, 2010.  He joined SPARX in November, 2007 as a research analyst.  Prior to joining SPARX, he worked at Merrill Lynch Investment Managers (Black Rock Japan) as an analyst and fund manager on the Japanese equity specialist team, and at UFJ Partners Asset Management Co., Ltd. (currently Mitsubishi UFJ Asset Management Co, Ltd.) as an analyst and fund manager on the Japanese small cap stock investment team.”